Capital stock, warrants and stock options	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Capital stock, warrants and stock options

11. Capital stock, warrants and stock options

Reverse Stock Split

The Company received the approval of a majority of its stockholders, by way of the Stockholder Consent, to proceed with authority to implement the reverse stock split based on a one-for-thirty five (1-for-35) consolidation. On March 5, 2026, the Company filed an amendment to the Company’s Certificate of Incorporation to implement the Reverse Stock Split based on a one-for-thirty five (1-for-35) consolidation ratio on March 6, 2026. The Company’s common shares began trading on the TSXV and OTC on a reverse split-adjusted basis under the Company’s existing trade symbol “BNKR” and a temporary trade symbol “BHLL,” respectively, at the opening of the market on March 6, 2026. All shares and per share amounts have been presented in these financial statements on a post consolidation basis.

Authorized

The total authorized capital is as follows:

●	100,000,000 shares of common stock, with a par value of $0.000001 per share; and
●	285,715 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In January 2025, the Company issued 30,096 shares of common stock in connection with its election to satisfy financing cooperation fees relating to the Financing Cooperation Agreement for the six months ended September 30, 2024. In January 2025, the Company issued 17,758 shares of common stock in connection with its election to satisfy financing cooperation fee relating to the Financing Cooperation Agreement for the three months ended December 31, 2024. The Company recognized a loss on debt settlement of $13,972 for the year ended December 31, 2025 (compared to $nil for the year ended December 31, 2024) on the consolidated statements of loss and comprehensive loss for satisfying the financing cooperation fee with shares.

In January 2025, the Company issued 211,225 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2024.

In January 2025, the Company issued 19,213 shares of common stock in connection with settlement of RSUs.

In April 2025 the Company issued 5,358 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debenture for the three months ended March 31, 2025.

On June 5, 2025, the Company, closed the brokered private placement (the “Brokered Offering”) for aggregate cash consideration of $6,200,000, which included participation by Sprott, and concurrent non-brokered private placement (the “Non-Brokered Offering” and together with the Brokered Offering, collectively, the “Equity Offerings”) with Teck Resources Limited (together with its affiliates, “Teck”) for $20,500,000. As part of the Equity Offering the Company incurred $918,425 of financing costs recognized in additional paid-in-capital on the consolidated balance sheets and $216,008 of financing costs on the consolidated statements of loss and comprehensive loss relating to the issuance of 3,603,083 warrants.

As part of the Equity Offerings, we issued an aggregate of our 7,206,165 units (“Units”) at a price of C$5.25 per Unit (the “Offering Price”). Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$8.75 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

In the Brokered Offering, 1,626,318 Units were sold at the Offering Price by a syndicate of agents led by BMO Capital Markets, CIBC Capital Markets and Red Cloud Securities Inc., as joint bookrunners, and including National Bank Financial Inc. (collectively, the “Agents”), of which Sprott acquired 285,715 Units (the “Sprott Subscription”). In the Non-Brokered Offering, Teck acquired 5,579,848 Units (the “Teck Units”) at the Offering Price. We intend to use the net proceeds of the Equity Offerings to support the construction, start-up and ramp-up of the Bunker Hill Mine.

The Equity Offerings, including both the brokered and non-brokered components, were conducted on a private placement basis pursuant to applicable exemptions from the requirements of securities laws under National Instrument 45-106 – Prospectus Exemptions and the United States Securities Act of 1933, as amended (the “Securities Act”), in such other jurisdictions outside of Canada and the United States pursuant to applicable exemptions from the prospectus, registration or other similar requirements in such other jurisdictions. All securities issued pursuant to the Equity Offerings (i) are subject to a four month plus one day hold period in accordance with applicable Canadian securities laws and, if applicable, the policies of the TSX Venture Exchange (the “TSX-V”) and (ii) have not been registered under the Securities Act or any U.S. state securities laws and may not be offered or sold in the United States without registration under the Securities Act and all applicable state securities laws or compliance with requirements of an applicable exemption therefrom. The gross proceeds were bifurcated between equity and warrant liability at $19,500,019 (net of transaction costs of $918,425) and $6,279,115 respectively, as of June 5, 2025.

Sprott Stream Conversion

On June 5, 2025, the existing metals purchase agreement (the “Metals Purchase Agreement”) dated June 23, 2023, by and among us, Silver Valley, and Sprott, pursuant to which Sprott previously advanced a $46,000,000 deposit to Silver Valley, was terminated and exchanged (the “Exchange Agreement”) for (i) 5,714,286 shares of our common stock; (ii) senior secured Series 3 convertible debentures in the aggregate principal amount of US$4 million and with a maturity date of June 5, 2030 (the “Series 3 CDs”); and (iii) an additional 1.65% life-of-mine gross revenue royalty (the “New Royalty”) on primary and secondary claims comprising the Bunker Hill Mine.

Sprott Debt Settlements

On June 5, 2025, The Company and Silver Valley entered into the debt settlement agreements with Sprott (collectively, the “Sprott Debt Settlement Agreements”), pursuant to which an aggregate of 1,819,728 shares of our common stock were issued to Sprott at the Offering Price in full satisfaction of (i) $487,500 of unpaid interest under the secured convertible debentures held by Sprott, and (ii) $6,200,000, consisting of the principal amount of $6,000,000 previously advanced to us under the Debt Facility, together with an aggregate of $200,000 of interest accrued thereon.

Additional Debt Settlements

The Company agreed to settle outstanding payables and other amounts owing (including, where applicable, accrued and unpaid interest thereon) in aggregate amounts of approximately $80,000, $3,072,254 and C$195,000 with certain creditors, contractors, and directors, respectively, of the Company’s or Silver Valley through the issuance of equity securities at the Offering Price. On June 5, 2025, concurrently with the closing of the Equity Offerings, the Company entered into debt settlement agreements (collectively, the “Debt Settlement Agreements”) with such creditors, contractors, and directors (collectively, the “Debt Settlements”) in order to preserve its cash for the potential restart and ongoing development of the Bunker Hill Mine.

In connection with the Debt Settlements, the Company issued:

(a) 21,769 Units to MineWater, for fees owed under the Financing Cooperation Agreement;

(b) 7,354 shares of our common stock to four of our directors for their services for the period beginning on March 1, 2025, and ending on April 30, 2025; and

(c) 865,777 Units to certain other arm’s length creditors or contractors of the Company to settle certain other outstanding receivables and other amounts owing in the aggregate amount of approximately $3,072,254.

Equity Payment

Silver Valley and C & E Tree Farm, L.L.C. (“C&E”) previously entered into an option agreement dated March 3, 2023 (the “Option Agreement”), pursuant to which Silver Valley has an option to purchase certain real property in Idaho, USA, from C&E upon making a cash payment of $3,129,500, subject to adjustment for lease payments made pursuant to a commercial lease agreement between the parties. The Company wanted to satisfy a portion of the purchase price payable under the Option Agreement through the issuance of equity securities. Accordingly, on June 5, 2025, the Company, Silver Valley and C&E entered into an equity payment agreement (the “Equity Payment Agreement”), pursuant to which the Company issued 136,055 Units to C&E at a deemed price equal to the Offering Price to satisfy $500,000 of the purchase price payable under the Option Agreement. Each Unit issued pursuant to the Equity Payment Agreement consists of one share of our common stock and one-half of one Warrant, with each whole Warrant exercisable for one additional Warrant Share at an exercise price of C$8.75 per Warrant Share for a period of three years following the date of issuance, being June 5, 2028. The payment is included in long term deposits on the December 31, 2025, consolidated balance sheets.

In July 2025, the Company issued 439,385 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debenture for the three months ending June 30, 2025 and the debt facility for the six months ended June 30, 2025.

On September 29, 2025, the Company, closed the brokered private placement (the “Brokered Offering”) for aggregate cash consideration of $37,378,645 which included participation by Teck for $19,494,060. As part of the equity offering the Company incurred $1,350,948 of financing costs on the consolidated statements of loss and comprehensive loss and $1,239,410 of financing costs in additional paid in capital on the consolidated balance sheets. Additionally, the Company issued 728,050 compensation options incurring $1,104,816 of financing costs on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025, and $1,204,240 of financing costs in additional paid in capital on the consolidated balance sheets. Each Compensation option is exercisable to acquire one Common Share of the Company at a price of C$4.20 per share for a period of 24 months from September 29, 2025.

As part of the Brokered Offering, we issued an aggregate of 12,321,429 units (“Units”) at a price of $3.05 per Unit. Each Unit consists of one share of common stock of the Company (a “Common Share”) and one common share purchase warrant of the Company (a “Warrant”). Each Warrant entitles the holder thereof to purchase one Common Share (a “Warrant Share”) at an exercise price of C$5.95 per Warrant Share for 60 months after issuance. The gross proceeds were bifurcated between equity and warrant liability at $19,494,267 and $17,884,378 respectively, as of September 29, 2025.

The Equity Offering was conducted on a private placement basis pursuant to applicable exemptions from the requirements of securities laws under National Instrument 45-106 – Prospectus Exemptions and the United States Securities Act of 1933, as amended (the “Securities Act”), in such other jurisdictions outside of Canada and the United States pursuant to applicable exemptions from the prospectus, registration or other similar requirements in such other jurisdictions. All securities issued pursuant to the Equity Offerings (i) are subject to a four month plus one day hold period in accordance with applicable Canadian securities laws and, if applicable, the policies of the TSX Venture Exchange (the “TSX-V”) and (ii) have not been registered under the Securities Act or any U.S. state securities laws and may not be offered or sold in the United States without registration under the Securities Act and all applicable state securities laws or compliance with requirements of an applicable exemption therefrom.

On September 30, 2025, the Company issued 139,956 shares of common stock in connection with settlement of RSUs.

On October 6, 2025, the Company issued 63,889 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended September 30, 2025.

On October 14, 2025, the Company granted 140,762 RSUs to certain members of management of the Company. The RSUs will vest in one-third increments on October 14, 2026, June 30, 2027 and June 30, 2028, with each RSU vesting into one share of common stock.

On October 14, 2025, the Company granted 4,361 stock options to certain member of management of the Company, of which all vested on the one-year anniversary of the grant date. These options have a 5-year life and are exercisable at C$7.53 per common share.

On October 14, 2025, the Company granted 13,542 stock options to certain member of management of the Company, of which all vested in one-third increments on October 14, 2026, June 30, 2027 and June 30, 2028. These options have a 5-year life and are exercisable at C$7.53 per common share.

On October 22, 2025, the Company issued 2,372 shares of common stock in connection with a stockholder’s warrant exercise.

On October 27, 2025, the Company granted 20,000 stock options to a non-related party, of which all vested on the one-year anniversary of the grant date. These options have a 2-year life and are exercisable at C$6.65 per common share.

On October 28, 2025, the Company issued 26,433 shares of common stock and 26,433 warrants exercisable into one share of common stock at a strike price of C$5.25 with an expiry of March 27, 2026 in connection with a compensation option exercise.

On November 14, 2025, the Company issued 78,458 shares of common stock in connection with a stockholder’s warrant exercise.

On November 18, 2025, the Company issued 17,583 shares of common stock in connection with settlement of DSUs.

On December 11, 2025, the Company issued 666,667 shares of common stock to acquire the Ranger Page property from Silver Dollar Resources (Idaho).

On December 22, 2025, the Company issued 16,572 shares of common stock in connection with a stockholder’s warrant exercise.

On December 23, 2025, the Company issued 2,858 shares of common stock in connection with a stockholder’s warrant exercise.

On December 30, 2025, the Company issued 2,858 shares of common stock in connection with a stockholder’s warrant exercise.

On December 30, 2025, the Company issued 9,396 in connection with its election to satisfy consulting fees relating to government relations and financing initiatives from Washington, D.C. for the three months ended November 30, 2025.

In January 2024, the Company issued 211,225 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2023.

In March 2024, the Company issued 72,756 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 2,858 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 182,813 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2024.

In July 2024, the Company issued 132,955 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending June 30, 2024.

In August 2024, in connection with closing of the First Tranche, the Company issued 36,589 Warrants to Monetary Metals & Co. The Tranche 1 Warrants will be exercisable until August 8, 2027, at an exercise price of C$5.60.

In October 2024, in connection with closing of the Second Tranche, the Company issued 11,429 Warrants to Monetary Metals & Co. The Tranche 2 Warrants will be exercisable until August 8, 2027, at an exercise price of C$5.60.

In October 2024, the Company issued 147,858 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending September 30, 2024.

In October 2024, the Company issued 21,429 shares of common stock in connection with settlement of DSUs.

In November 2024, the Company issued 600 shares of common stock in connection with settlement of RSUs.

In November 2024, in connection with closing of the Third & Fourth Tranche, the Company issued 13,623 Warrants to Monetary Metals & Co. The Tranche 3 & 4 Warrants will be exercisable until August 8, 2027, at an exercise price of C$4.20.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815 Derivatives and Hedging. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marked to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss in the change in derivative liability line item and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at December 31, 2025 and December 31, 2024:

November 2025 warrants	December 31, 2025	Grant Date
Expected life	585 days	625 days
Volatility	80%	80%
Risk free interest rate	2.58%	2.47%
Dividend yield	0%	0%
Share price (C$)	$8.40	$6.65
Fair value	$61,680	$40,063
Change in derivative liability	$21,617

September 2025 warrants	December 31, 2025	Grant Date
Expected life	1733 days	1826 days
Volatility	100%	105%
Risk free interest rate	2.96%	2.78%
Dividend yield	0%	0%
Share price (C$)	$8.40	$7.18
Fair value	$59,278,783	$24,353,610
Change in derivative liability	$34,925,173

During the year ended December 31, 2025, the Company recognized a loss on issuance of the September 29, 2025, warrants of $6,469,025 ($nil for the year ended December 31, 2024).

June 2025 warrants	December 31, 2025	Grant Date
Expected life	887 days	1096 days
Volatility	85%	105%
Risk free interest rate	2.58%	2.62%
Dividend yield	0%	0%
Share price (C$)	$8.40	$4.73
Fair value	$12,357,254	$7,171,032
Change in derivative liability	$5,186,222

January 2025 warrants	December 31, 2025	Grant Date
Expected life	585 days	943 days
Volatility	80%	105%
Risk free interest rate	2.58%	2.85%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.78
Fair value	$9,515	$7,116
Change in derivative liability	$2,399

November 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$51,276	$32,374
Change in derivative liability	$18,902

October 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$36,189	$25,881
Change in derivative liability	$10,308

August 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$115,857	$82,857
Change in derivative liability	$33,000

March 2023 warrants	December 31, 2025	December 31, 2024
Expected life	86 days	451 days
Volatility	24%	24%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$3,246,420	$915,046
Change in derivative liability	$2,331,374

During the year ended December 31, 2025, the Company recognized a loss on change in valuation of the March 2023 warrants of $52,432 ($nil for the year ended December 31, 2024) relating to warrants that were exercised.

April 2022 special warrants issuance	December 31, 2025		December 31, 2024
Expected life		Expired		91 days
Volatility		N/A		70%
Risk free interest rate		N/A		2.96%
Dividend yield		N/A		0%
Share price (C$)	$	N/A		$5.43
Fair value		$-		$1
Change in derivative liability		$(1)	$

April 2022 non-brokered issuance	December 31, 2025		December 31, 2024
Expected life		Expired		91 days
Volatility		N/A		70%
Risk free interest rate		N/A		2.96%
Dividend yield		N/A		0%
Share price (C$)	$	N/A		$5.43
Fair value		$-		$1
Change in derivative liability		$(1)	$

June 2022 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$5.43
Fair value		$-	$1
Change in derivative liability		$(1)

February 2021 issuance	December 31, 2025	December 31, 2024
Expected life	40 days	405 days
Volatility	55%	70%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price	$8.40	$5.43
Fair value	$1	$44,465
Change in derivative liability	$(44,464)

June 2019 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	365 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price	$	N/A	$5.43
Fair value		$-	$9,724
Change in derivative liability		$(9,724)

August 2019 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	365 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price	$	N/A	$5.43
Fair value		$-	$14,945
Change in derivative liability		$(14,945)

Warrants

		Weighted	Weighted
		Average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	4,144,628	$12.95	$3.15
Issued	61,640	5.25	2.45
Balance, December 31, 2024	4,206,268	$12.95	$3.15
Issued	16,486,818	6.65	2.80
Exercised	(103,115)	5.25	1.75
Expired	(2,098,120)	16.45	3.15
Balance, December 31, 2025	18,491,581	$6.98	$2.80

At December 31, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

February 9, 2026	21.00	488,929	488,929
February 16, 2026	21.00	82,331	82,331
March 27, 2026	5.25	1,398,568	1,398,568
August 8, 2027	6.65	21,207	21,207
August 8, 2027	5.60	48,017	48,017
August 8, 2027	5.25	2,869	2,869
August 8, 2027	4.20	13,623	13,623
June 5, 2028	8.75	4,114,882	4,114,882
September 29, 2030	5.95	12,321,429	12,321,429
		18,491,855	18,491,855

Compensation options

For each financing in which compensation options were issued, the Company has accounted for the Compensation Options in accordance with ASC Topic 718 Compensation – Stock Compensation. The Compensation Options are considered nonemployee stock-based transactions and they meet the criteria for equity classification. The estimated fair value of the Compensation Options was determined at the grant date using the Black-Scholes valuation model, and is recorded in the consolidated statement of operations and comprehensive loss as a financing cost.

At December 31, 2025, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	122,890	8.40
Expired – February 2024	(10,029)	17.50
Expired – April 2024	(53,712)	10.50
Balance, December 31, 2024	59,149	$5.25

Balance, December 31, 2024	59,149	5.25
Issued – September 2025 (ii)	728,050	4.20
Exercised – March 2023	(26,433)	4.20
Balance, December 31, 2025	760,766	$4.28

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:
(ii)	The grant date fair value of the September 2025 Compensation Options was estimated at $2,309,056 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i) March 2023	3.4%	0%	120%	C$3.85	3 years
(ii) September 2025	2.5%	0%	85%	C$7.18	2 years

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026 (i)	$4.20	32,718	$61,584
September 29, 2027(ii)	$4.20	728,050	$2,309,056
		760,768	$2,370,640

(i)	Exercisable into one March 2023 Unit.
(ii)	Exercisable into one share of common stock of the Company.

Stock options

The following table summarizes the stock option activity during the years ended December 31, 2025 and 2024:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	256,304	$18.06
Granted August 1, 2024(1)	2,500	5.60
Expired October 24, 2024	(45,000)	21.00
Expired October 31, 2024	(29,657)	11.73
Balance, December 31, 2024	184,147	$18.20
Expired April 20, 2025	(170,218)	19.25
Granted on October 14, 2025(2)	17,903	7.53
Granted on October 27, 2025(3)	20,000	6.65
Balance, December 31, 2025	51,832	$6.59

(i)

On August 1, 2024, 2,500 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$5.60 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

(ii)

On October 14, 2025, 17,903 stock options were issued to an employee of the Company, which vest on October 14, of 2026, 2027 and 2028. These options have a 5-year life and are exercisable at C$7.70 per share of common stock. The grant fair value of the options was estimated at $65,555. The vesting of these options resulted in stock-based compensation of $10,313 for the year ended December 31, 2025, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

(iii)	On October 17, 2025, 20,000 stock options were issued to an employee of the Company, which vest on October 17, 2026. These options have a 5-year life and are exercisable at C$6.65 per share of common stock. The grant fair value of the options was estimated at $44,147. The vesting of these options resulted in stock-based compensation of $7,862 for the year ended December 31, 2025, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
November 2022	3.22%	0%	120%	C$5.25	5 years
August 2024	3.09%	0%	91%	C$5.60	5 years
October 2025	2.74%	0%	85%	C$7.53	5 years
October 2025	2.37%	0%	85%	C$6.65	2 years

The following table reflects the stock options issued and outstanding as of December 31, 2025:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
6.65	1.82	20,000	-	44,147
5.55	1.90	11,429	11,429	37,387
5.60	3.59	2,500	2,500	7,242
7.53	4.79	17,903	-	65,555
		51,832	13,929	$154,331

The vesting of stock options during the year ended December 31, 2025, resulted in stock-based compensation expenses of $22,401 ($36,386 for the year ended December 31, 2024).